NORWEST
    PASSAGE(R)

    ...........                           NORWEST SELECT FUNDS


                                          SEMI-ANNUAL REPORT FOR:
VARIABLE ANNUITY                            INTERMEDIATE BOND FUND
                                            INCOME EQUITY FUND
                                            VALUGROWTH(SM) STOCK FUND
                                            SMALL COMPANY STOCK FUND


[Norwest Passage Logo]
                                          JUNE 30, 1997


   Norwest Passage Variable Annuity
is distributed by Fortis Investors, Inc.
























Norwest Select Funds are not insured by the FDIC, Federal Reserve System, U.S. government, or any other government agency; are not bank deposits; are not obligations of, or guaranteed or endorsed by any bank and are subject to investment risk, including the possible loss of principal. Forum Financial Services, Inc. is distributor of Norwest Select Funds. Please see inside cover for additional disclosure information.

Norwest Select Funds is a family of open-end investment companies commonly known as mutual funds. FORUM FINANCIAL SERVICES, INC. ("FORUM"), MEMBER NASD, is the distributor of Norwest Select Funds. Forum is not affiliated with Norwest Corporation, Norwest Bank Minnesota, N.A. or Norwest Investment Services, Inc. SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY OR ARE NOT OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM, THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY. EVEN THOUGH NORWEST INVESTMENT MANAGEMENT, A PART OF NORWEST BANK MINNESOTA, N.A. (THE "BANK"), ACTS AS THE INVESTMENT ADVISER, AND THE BANK ACTS AS THE TRANSFER AGENT AND CUSTODIAN OF NORWEST SELECT FUNDS, AND EACH RECEIVES FEES FOR SUCH SERVICES AS DISCLOSED IN THE PROSPECTUS, SHARES OF THE FUNDS ARE NOT BANK DEPOSITS, AND ARE NOT OBLIGATIONS OF,
GUARANTEED OR ENDORSED BY THE BANK, ANY OTHER BANK, OR ANY OF THE BANK'S AFFILIATES, INCLUDING NORWEST CORPORATION AND NORWEST INVESTMENT SERVICES, INC., NOR ARE THEY GUARANTEED BY OR DO THEY CONSTITUTE OBLIGATIONS OF FORUM.

INVESTMENT IN SHARES OF MUTUAL FUNDS IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL, THAT MAY CAUSE THE VALUE OF THE INVESTMENT AND THE INVESTMENT RETURN TO FLUCTUATE. WHEN THE INVESTMENT IS SOLD, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

Mutual funds are sold only by prospectus. Shares of the Norwest Select Funds are currently sold only to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies"), as each Fund of the Trust serves as an investment medium for variable life insurance policies and variable annuity contracts (collectively the "Contracts") issued by the Insurance Companies.

NORWEST SELECT FUNDS
TABLE OF CONTENTS                                                  JUNE 30, 1997

A MESSAGE TO CONTRACT HOLDERS ................................................1

FINANCIAL STATEMENTS
      Statements of Assets and Liabilities ...................................2
      Statements of Operations................................................3
      Statements of Changes in Net Assets ....................................4
      Financial Highlights....................................................5
      Notes to Financial Statements ..........................................7
      Schedules of Investments
            Intermediate Bond Fund ...........................................10
            Income Equity Fund ...............................................12
            ValuGrowthSM Stock Fund ..........................................14
            Small Company Stock Fund .........................................17

NORWEST SELECT FUNDS
A MESSAGE TO CONTRACT HOLDERS
--------------------------------------------------------------------------------
                                                          August 12, 1997

Dear Contract Holders:


We are pleased to present the 1997 Semi-Annual Report to Contract Holders for the Norwest Select Funds. Norwest Select Funds experienced significant growth over the last year, with net assets increasing from six months ago by more than 50%. We strongly believe that this success is the result of the confidence and support of our contract holders borne from the continued positive performance of our Funds. While past performance is not indicative of future results, we believe the Funds are positioned well for the coming year.

The stock market continued its torrid pace over the past year with the Standard & Poor's 500 Index returning 20.60% for the six months ended June 30, 1997, compared to a 14.63% average annual return for the past ten years. The bond market, however, did not keep pace with the S&P, with the Lehman Brothers Aggregate Bond Index returning 3.09% over the same period, compared to an 8.82% average annual return over the past ten years.

Both the stock and bond markets were plagued by short-term volatility swings. A small handful of the very large, blue-chip stocks propelled the returns of the S&P as the market continued to reward companies that hit their forecasted earnings and to pummel those that did not. In addition, within the various segments of the stock market, there were large variations in performance -- small companies significantly trailed large companies, interest-rate sensitive sectors did not fare as well as non-interest-rate sensitive sectors, and technology stocks experienced significant volatility.

The bond markets continued to react quickly to changes in financial news, particularly news on inflation. Signs of a strengthening economy -- tight labor markets, low interest rates and consistently strong corporate earnings -- refueled fears of inflation. As a possible preemptive strike, the Fed raised the Fed Funds rate, the rate banks charge each other for overnight loans, by 0.25% this past March. In May of this year, the Fed decided that the economy was growing at a sustainable rate and left the Fed Funds rate alone.

In a volatile market environment like this past year, discriminating stock picking and discerning bond selection -- which is what we do best -- will play vital roles in providing notable performance results. If you have any questions or would like additional information about the Norwest Select Funds, please call
(800) 338-1348 or (612) 667-8833 (press 1). For variable annuity information, please call Fortis Benefits Insurance Company at (800) 780-7743. We appreciate your decision to invest with our Norwest Select Funds.


                                                          Sincerely,





                                                          John Y. Keffer
                                                          CHAIRMAN AND PRESIDENT
                                                          NORWEST SELECT FUNDS
--------------------------------------------------------------------------------

NORWEST SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                   June 30, 1997

                                                  INTERMEDIATE             INCOME             VALUGROWTH(SM)         SMALL COMPANY
                                                      BOND                 EQUITY                STOCK                 STOCK
                                                      FUND                  FUND                  FUND                 FUND
                                               --------------------  -------------------   -------------------  --------------------
ASSETS
  Investments (Note 2)
     Investments at cost                               $ 7,055,578         $ 17,982,955          $ 12,219,367           $ 7,273,941
     Net unrealized appreciation (depreciation)              5,377            2,437,216             3,403,207               915,616
                                               --------------------  -------------------   -------------------  --------------------
          Total investments at value                     7,060,955           20,420,171            15,622,574             8,189,557

  Interest, dividends and other receivables                101,982               52,900                33,443                17,148
  Receivable for Fund shares sold                           14,740              101,514                44,273                29,420
  Receivable for investments sold                                -                    -               242,146               215,083
  Receivable from Manager                                   14,579                    -                     -                     -
  Organization Costs, net of amortization (Note 2)          18,989                    -                18,989                     -
                                               --------------------  -------------------   -------------------  --------------------

TOTAL ASSETS                                             7,211,245           20,574,585            15,961,425             8,451,208
                                               --------------------  -------------------   -------------------  --------------------

LIABILITIES
  Payable for investments purchased                              -              451,055               413,709               431,358
  Dividends payable                                              -                    -                     -                   221
  Payable to Investment Adviser                                  -               12,159                 4,348                     -
  Payable to related parties                                     -               13,840                12,625                     -
  Accrued fees and other liabilities                         7,721               23,408                22,381                17,902
                                               --------------------  -------------------   -------------------  --------------------

TOTAL LIABILITIES                                            7,721              500,462               453,063               449,481
                                               --------------------  -------------------   -------------------  --------------------

NET ASSETS                                             $ 7,203,524         $ 20,074,123          $ 15,508,362           $ 8,001,727
                                               ====================  ===================   ===================  ====================

COMPONENTS OF NET ASSETS
  Paid in capital                                      $ 7,012,048         $ 17,438,693          $ 11,739,806           $ 6,850,382
  Undistributed net investment income                      200,692              136,530                56,577                 2,756
  Unrealized appreciation (depreciation) on
      investments                                            5,377            2,437,216             3,403,207               915,616
  Accumulated net realized gain (loss) from
      investments sold                                     (14,593)              61,684               308,772               232,973
                                               --------------------  -------------------   -------------------  --------------------

NET ASSETS                                             $ 7,203,524         $ 20,074,123          $ 15,508,362           $ 8,001,727
                                               ====================  ===================   ===================  ====================

SHARES OF BENEFICIAL INTEREST, NO PAR VALUE                655,625            1,590,986               933,907               564,491

NET ASSET VALUE PER SHARE,
    (NET ASSETS DIVIDED BY SHARES OUTSTANDING)             $ 10.99              $ 12.62               $ 16.61               $ 14.18


See Notes to Financial Statements.    2

NORWEST SELECT FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                                  INTERMEDIATE             INCOME             VALUGROWTH(SM)         SMALL COMPANY
                                                      BOND                 EQUITY                STOCK                 STOCK
                                                      FUND                  FUND                  FUND                 FUND
                                               --------------------  -------------------   -------------------  --------------------
 INVESTMENT INCOME
   Interest income                                       $ 220,664             $ 24,543              $ 18,607              $ 12,231
   Dividend income                                               -              167,190                88,255                16,692
                                               --------------------  -------------------   -------------------  --------------------
 TOTAL INCOME                                              220,664              191,733               106,862                28,923
                                               --------------------  -------------------   -------------------  --------------------

 EXPENSES
   Investment advisory (Note 3)                             19,555               55,360                50,501                26,232
   Administration (Note 3)                                   6,518               13,840                12,625                 6,558
   Transfer agency (Note 3)                                  2,607                5,536                 5,050                 2,623
   Custody (Note 3)                                            652                1,384                 1,263                   656
   Accounting (Note 3)                                      28,000               18,000                18,000                23,000
   Legal (Note 3)                                            2,730                5,670                 5,143                 2,558
   Audit                                                     6,324                6,300                 5,826                 5,259
   Trustees fees and expenses                                   50                   98                    95                    50
   Amortization of organization costs (Note 2)               4,954                    -                 4,954                     -
   Miscellaneous                                             2,572                1,726                 1,950                 1,832
                                               --------------------  -------------------   -------------------  --------------------

 TOTAL EXPENSES                                             73,962              107,914               105,407                68,768

   Expenses reimbursed and fees waived (Note 6)            (54,412)             (52,621)              (54,966)              (42,569)
                                               --------------------  -------------------   -------------------  --------------------
 NET EXPENSES                                               19,550               55,293                50,441                26,199
                                               --------------------  -------------------   -------------------  --------------------

 NET INVESTMENT INCOME                                     201,114              136,440                56,421                 2,724
                                               --------------------  -------------------   -------------------  --------------------

 REALIZED AND UNREALIZED GAIN (Loss)
   ON INVESTMENTS
         Net realized gain (loss) on investments sold      (14,431)              61,743               358,492               232,973
         Net change in unrealized appreciation
                (depreciation) on investments              (13,109)           1,937,608             1,469,017               210,735
                                               --------------------  -------------------   -------------------  --------------------
 NET REALIZED AND UNREALIZED GAIn (Loss)
    ON INVESTMENTS                                         (27,540)           1,999,351             1,827,509               443,708
                                               --------------------  -------------------   -------------------  --------------------

 NET INCREASE (DECREASE) IN NET Assets from
    OPERATIONS                                           $ 173,574          $ 2,135,791           $ 1,883,930             $ 446,432
                                               ====================  ===================   ===================  ====================


See Notes to Financial Statements.      3

NORWEST SELECT FUNDS                        FOR THE YEAR ENDED DECEMBER 31, 1996
STATEMENTS OF CHANGES                     AND THE SIX MONTHS ENDED JUNE 30, 1997

                                                              INTERMEDIATE            INCOME        VALUGROWTH(SM)     SMALL COMPANY
                                                                 BOND                 EQUITY            STOCK              STOCK
                                                                 FUND                 FUND(C)           FUND               FUND
                                                              ------------         ------------     --------------     -------------
Net ASSETS - DECEMBER 31, 1995                               $   3,089,913        $        -       $    4,793,012      $  2,027,498
------------------------------                                ------------         ------------     --------------     -------------

OPERATIONS
 Net investment income                                             261,968               67,055           82,753              6,447
 Net realized gain (loss) on investments sold                        9,221                5,479           47,040            507,685
 Net change in unrealized appreciation on investments             (118,049)             499,608        1,317,836            592,999
                                                              ------------         ------------     --------------     -------------
                                                                   153,140              572,142        1,447,629          1,107,131
                                                              ------------         ------------     --------------     -------------
DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income                                            (262,553)            (66,965)          (82,597)            (6,415)
 Net realized gain on investments                                  (11,766)             (5,538)             -              (505,292)
                                                              -------------        ------------     --------------     -------------
                                                                  (274,319)            (72,503)          (82,597)          (511,707)
                                                              -------------        ------------     --------------     -------------
CAPITAL SHARE TRANSACTIONS(A)
 Sales of shares                                                 3,418,591           8,938,723         4,742,341          3,076,390
 Reinvestment of dividends                                         275,308              73,059            82,886            511,483
 Cost of repurchasing shares                                      (703,845)            (96,185)         (399,886)          (120,128)
                                                              -------------        ------------     --------------     -------------
                                                                 2,990,054           8,915,597         4,425,341          3,467,745
                                                              -------------        ------------     --------------     -------------

NET ASSETS - DECEMBER 31, 1996 (INCLUDING LINE I)                5,958,788           9,415,236        10,583,385          6,090,667
-------------------------------------------------             -------------        ------------     --------------     -------------

OPERATIONS
 Net investment income                                             201,114             136,440            56,421              2,724
 Net realized gain (loss) on investments sold                      (14,431)             61,743           358,492            232,973
 Net change in unrealized appreciation (depreciation)
   on investments                                                  (13,109)          1,937,608         1,469,017            210,735
                                                              -------------        ------------     --------------     -------------
                                                                   173,574           2,135,791         1,883,930            446,432
                                                              -------------        ------------     --------------     -------------

CAPITAL SHARE TRANSACTIONS (B)
 Sales of shares                                                 1,528,100           8,642,670         3,247,042          1,607,757
 Cost of repurchasing shares                                      (456,938)           (119,574)         (205,995)          (143,129)
                                                              -------------        ------------     --------------     -------------
                                                                 1,071,162           8,523,096         3,041,047          1,464,628
                                                              -------------        ------------     --------------     -------------

NET ASSETS - JUNE 30, 1997 (INCLUDING LINE II)
---------------------------------------------
 (UNAUDITED)                                                 $    7,203,524       $  20,074,123    $   15,508,362     $   8,001,727
------------                                                  -------------        ------------     --------------     -------------
                                                              -------------        ------------     --------------     -------------

(I) Accumulated undistributed net investment income
    (loss)                                                   $        (422)       $          90    $          156     $          32
                                                              -------------        ------------     --------------     -------------
                                                              -------------        ------------     --------------     -------------

(II) Accumulated undistributed net investment income
     (loss)                                                  $     200,692        $     136,530    $       56,577     $      2,756
                                                              -------------        ------------     --------------     -------------
                                                              -------------        ------------     --------------     -------------

(a) Shares Issued (Redeemed) - December 31, 1996
     Sales of shares                                               313,226            865,655            363,105            241,806
     Reinvestment of shares                                         25,680              6,697              5,772             37,887
     Redemption of shares                                          (64,627)            (9,655)           (30,064)            (9,316)
                                                              -------------        ------------     --------------     -------------
       Net increase in shares outstanding                          274,279            862,697            338,813            270,377
                                                              -------------        ------------     --------------     -------------
                                                              -------------        ------------     --------------     -------------

(b) Shares Issued (Redeemed) - June 30, 1997
     Sale of shares                                                142,177            738,562            210,560            124,532
     Redemption of shares                                          (42,372)           (10,273)           (13,698)           (11,276)
                                                              -------------        ------------     --------------     -------------
       Net increase in shares outstanding                           99,805            728,289            196,862            113,256
                                                              -------------        ------------     --------------     -------------

(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.



    See Notes to Financial Statements. 4

NORWEST SELECT FUNDS
FINANCIAL HIGHLIGHTS    SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

                                                      INTERMEDIATE                                        INCOME
                                                          BOND                                            EQUITY
                                                          FUND                                             FUND
                                   ---------------------------------------------------     -------------------------
                                   Six Months                                              Six Months
                                      Ended                                                   Ended        Year Ended
                                   June 30, 1997        Year Ended December 31,            June 30, 1997  December 31,
                                                  ------------------------------------
                                   (Unaudited)      1996         1995       1994 (a)       (Unaudited)    1996 (a)
                                   ---------------------------------------------------     -------------------------

Net Asset Value, Beginning of Period      $ 10.72      $ 10.98       $ 9.95      $ 10.00          $ 10.91      $ 10.00
                                      ------------   ----------   ----------   ----------     ------------   ----------
Investment Operations
     Net Investment Income (Loss)            0.31         0.50         0.33         0.33             0.09         0.08
     Net Realized and Unrealized Gain
          (Loss) on Investments             (0.04)     (0.24)        1.36        (0.38)            1.62         0.92
                                      ------------   ----------   ----------   ----------     ------------   ----------
Total from Investment Operations             0.27       0.26         1.69       (0.05)               1.71       1.00
                                      ------------   ----------   ----------   ----------     ------------   ----------
Distributions From
     Net Investment Income                 -           (0.50)       (0.66)        -                -           (0.08)
     Net Realized Gain on Investments      -           (0.02)        -            -                -           (0.01)
                                      ------------   ----------   ----------   ----------     ------------   ----------
Total Distributions                        -           (0.52)       (0.66)        -                -           (0.09)
                                      ------------   ----------   ----------   ----------     ------------   ----------
Net Asset Value, End of Period           $ 10.99      $ 10.72      $ 10.98       $ 9.95          $ 12.62      $ 10.91
                                      ============   ==========   ==========   ==========     ============   ==========

Total Return                                2.52%(b)     2.37%       17.08%       (0.50)%          15.67%(b)     9.95%
Ratio/Supplementary Data
Net Assets at End of Period (in 000's)    $ 7,204      $ 5,959      $ 3,090      $ 1,255         $ 20,074      $ 9,415
Ratios to Average Net Assets:
     Expenses including reimbursement/
        waiver                              0.60%(c)     0.60%        0.60%        0.60%(c)         0.80%(c)     0.80%(c)
     Expenses excluding reimbursement/
        waiver                              2.27%(c)     2.52%        4.67%        9.31%(c)         1.56%(c)     2.51%(c)
     Net investment income                  6.17%(c)     6.05%        6.33%        6.45%(c)         1.97%(c)     2.31%(c)
Portfolio turnover rate                   128.33%      125.23%       54.04%       52.61%            3.30%        4.20%
Average commission rate (d)                  N/A          N/A          N/A          N/A          $ 0.0879     $ 0.0971

-----------------------------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase or sale of equity securities.



See Notes to Financial Statements.     5

NORWEST SELECT FUNDS
FINANCIAL HIGHLIGHTS (CONCLUDED)    SELECTED DATA FOR A SHARE OUTSTANDING DURING
                                    EACH PERIOD

                                                            VALUGROWTH(SM)                              SMALL COMPANY
                                                               STOCK                                        STOCK
                                                                FUND                                        FUND
                                   ---------------------------------------------------     --------------------------------------
                                   Six Months                                              Six Months
                                      Ended                                                   Ended
                                   June 30, 1997        Year Ended December 31,            June 30, 1997  Year Ended December 31,
                                                  ------------------------------------                    -----------------------
                                   (Unaudited)      1996         1995       1994 (a)       (Unaudited)      1996       1995 (a)
                                   ---------------------------------------------------     ------------   -----------------------

Net Asset Value, Beginning of Period   $ 14.36      $ 12.04       $ 9.81      $ 10.00          $ 13.50      $ 11.21      $ 10.00
                                   ------------   ----------   ----------   ----------     ------------   ----------   ----------
Investment Operations
     Net Investment Income (Loss)         0.06         0.11         0.07         0.07             -            0.02         0.06
     Net Realized and Unrealized Gain
          (Loss) on Investments           2.19         2.32         2.30        (0.26)            0.68         3.51         1.54
                                   ------------   ----------   ----------   ----------     ------------   ----------   ----------
Total from Investment Operations          2.25         2.43         2.37        (0.19)            0.68         3.53         1.60
                                   ------------   ----------   ----------   ----------     ------------   ----------   ----------
Distributions From
     Net Investment Income                -           (0.11)       (0.14)        -                -           (0.02)       (0.06)
     Net Realized Gain on Investments     -            -            -            -                -           (1.22)       (0.33)
                                   ------------   ----------   ----------   ----------     ------------   ----------   ----------
Total Distributions                       -           (0.11)       (0.14)        -                -           (1.24)       (0.39)
                                   ------------   ----------   ----------   ----------     ------------   ----------   ----------
Net Asset Value, End of Period         $ 16.61      $ 14.36      $ 12.04       $ 9.81          $ 14.18      $ 13.50      $ 11.21
                                   ============   ==========   ==========   ==========     ============   ==========   ==========

Total Return                             15.67%(b)    20.21%       24.15%       (1.09)%           5.04%(b)    31.47%       15.95%
Ratio/Supplementary Data
Net Assets at End of Period (in 000's) $ 15,508     $ 10,583      $ 4,793      $ 1,910          $ 8,002      $ 6,091      $ 2,027
Ratio to Average Net Assets:
     Expenses including reimbursement/
        waiver                            0.80%(c)     0.80%        8.00%        0.80%(c)         0.80%(c)     0.80%        0.80%(c)
     Expenses excluding reimbursement/
        waiver                            1.67%(c)     2.02%        3.81%        8.00%(c)          2.10%(c)     2.82%      5.38%(c)
     Net investment income                0.89%(c)     1.08%        1.24%        1.67%(c)          0.08%(c)     0.16%      1.02%(c)
Portfolio turnover rate                  22.77%       37.57%       25.44%       16.77%           107.17%      194.87%     51.16%
Average commission rate (d)         $    0.0779     $ 0.0847         N/A          N/A           $ 0.0561     $ 0.0590       N/A

-----------------------------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase or sale of equity securities.


See Notes to Financial Statements.       6

NORWEST SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 1997


NOTE 1.  ORGANIZATION

Norwest Select Funds (the "Trust") was organized as a Delaware business trust on December 7, 1993 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has four diversified investment portfolios (each, a "Fund" and collectively, the "Funds"). Intermediate Bond Fund and ValuGrowthSM Stock Fund commenced operations on June 1, 1994. Small Company Stock Fund commenced operations on May 1, 1995. Income Equity Fund commenced operations on May 6, 1996.

Shares of the Trust's Funds may be sold only to separate accounts of insurance companies to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represents significant accounting policies of the Fund:

SECURITY VALUATION - Securities purchased that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. Fixed-income securities and other securities traded on an exchange for which market quotations are readily available are valued at the mean of the last bid and asked price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION - Fixed-income investments with a maturity greater than sixty days and purchased at a premium or discount (other than original issue discount) are amortized or accreted over the life of the respective securities.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE  ALLOCATION  -  The  Trust  accounts   separately  for  the  assets  and
liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

REPURCHASE AGREEMENTS - Each Fund along with certain other Norwest Advantage Funds may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Funds, through their custodian, receive delivery of the collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

ORGANIZATIONAL COSTS - The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five-year period beginning with the commencement of the respective Fund's operations.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of each Fund is Norwest Investment Management, Inc. ("Adviser"), a part of the Norwest Bank ("the Bank"), which is a subsidiary of Norwest Corporation. The Adviser receives an annual advisory fee from each Fund based on a percentage of average daily net assets of the respective Fund at the following annual rates: Intermediate Bond Fund - 0.60%; Income Equity Fund, ValuGrowthSM Stock Fund, and Small Company Stock fund - 0.80%.

NORWEST SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)               JUNE 30, 1997



3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

MANAGER AND OTHER SERVICES - As manager of the Trust, Forum Administrative Services, Limited Liability Company ("Forum"), a registered broker-dealer, is entitled to receive a management fee of 0.20% of the average daily net assets of each Fund. In addition, for the period ended June 30,1997, Forum charged the Trust legal expenses aggregating $4,899.

Forum Financial Corp. ("FFC"), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC is entitled to receive a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes of fund shares and number and types of portfolio transactions within each Fund.

The Bank serves as the Trust's transfer agent, dividend disbursing agent and custodian. For these services the Bank is entitled to receive a fee at an annual rate of 0.10% of the average daily net assets attributable to each Fund.

NOTE 4.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities (excluding short term securities) for the six months ended June 30, 1997 were as follows:

         FUND                                       COST OF PURCHASES                PROCEEDS FROM SALES
         ----                                       -----------------                -------------------
Intermediate Bond Fund                                    $9,568,932                       $8,118,317
Income Equity Fund                                         9,164,711                          397,289
ValuGrowthSM Stock Fund                                    5,404,633                        2,726,417
Small Company Stock Fund                                   8,219,906                        6,735,269

For federal income tax purposes, the tax basis of investment securities owned and the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 1997 were as follows:

                                            UNREALIZED            UNREALIZED            NET
         FUND                               APPRECIATION         DEPRECIATION           APPRECIATION                   TAX COST
         ----                               ------------         ------------           ------------                   --------
Intermediate Bond Fund                        $    41,890           $  36,513           $      5,377                  $  7,055,578
Income Equity Fund                              2,632,310             195,094              2,437,216                    17,982,955
ValuGrowthSM Stock Fund                         3,606,705             203,498              3,403,207                    12,219,367
Small Company Stock Fund                        1,098,373             182,757                915,616                     7,273,941

NOTE 5.  FEDERAL INCOME TAX

As of June 30, 1997, ValuGrowthSM Stock Fund had capital loss carryovers available to offset future capital gains as follows:


                   CARRYOVER AMOUNT                      YEAR OF EXPIRATION
                   ---------------                       ------------------
                   $        38,217                                  2003

NOTE 6.  VOLUNTARY WAIVERS AND REIMBURSEMENTS


For the six months ended June 30, 1997, the Trust's service providers voluntarily waived and/or reimbursed certain fees or expenses incurred by the Funds.

                                                                                                  EXPENSES
                                                       FEES WAIVED                               REIMBURSED          TOTAL
                                   ----------------------------------------------------          ----------          ------
                                     CUSTODIAN AND
         FUND                        TRANSFER AGENT    ADVISER        FORUM         FFC             FORUM
         ----                        -------------     -------        -----         ---             -----
Intermediate Bond Fund                   $3,259        $19,555        $6,519    $10,500              $14,579        $54,412
Income Equity Fund                        6,920         43,201           -        2,500                 -            56,621
ValuGrowthSM Stock Fund                   6,313         46,153           -        2,500                 -            54,966
Small Company Stock Fund                  3,279         26,232         6,558      6,500                 -            42,569

NORWEST SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)               JUNE 30, 1997


NOTE 7.  PROXY VOTE

The following shows the votes of shareholders of Norwest Select Funds at the shareholders' meeting held on May 23, 1997.

PROPOSAL 1.  ELECTION OF TRUSTEES.  (FOR SHAREHOLDERS OF ALL FUNDS)
Each trustee or nominee was elected by shareholders.  The vote is listed below.

                                                                   FOR               WITHHELD
                                                                   ---               --------
       Robert C. Brown......................................   2,854,167               24,042
       Donald Burkhardt.....................................   2,854,167               24,042
       James C. Harris......................................   2,854,167               24,042
       John Y. Keffer.......................................   2,854,167               24,042
       Richard M. Leach.....................................   2,854,167               24,042
       John S. McCune.......................................   2,854,167               24,042
       Timothy J. Penny.....................................   2,854,167               24,042
       Donald Willeke.......................................   2,854,167               24,042

PROPOSAL 2. RATIFICATION OF THE SELECTION OF KPMG PEAT MARWICK LLP AS INDEPENDENT AUDITORS. (FOR SHAREHOLDERS OF ALL FUNDS)

                                                                  FOR                 AGAINST               ABSTAIN
                                                                  ---                 -------               -------
       Total................................................   2,812,564               11,229               54,265

PROPOSAL 3.  INVESTMENT OBJECTIVE.
To approve an amendment to each of the following Fund's investment objective.

                                                                  FOR                 AGAINST               ABSTAIN
                                                                  ---                 -------               -------
       Income Equity Fund...................................      959,863              12,023               55,695
       ValuGrowth(SM) Stock Fund............................      739,152               4,329               55,695


NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)                               JUNE 30, 1997

 INTERMEDIATE BOND FUND

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               ASSET BACKED SECURITIES (6.9%)
       200,000                 Mid-State Trust VI, Series 1 A1, 7.34%, 7/1/35                               $ 200,688
       290,000                 PBS Lending, Series 1997-2 A5, 7.63%, 11/20/23                                 287,190
                                                                                                    ------------------

                               TOTAL ASSET BACKED SECURITIES (COST $489,763)                                  487,878
                                                                                                    ------------------


                               COLLATERALIZED MORTGAGE OBLIGATIONS (4.0%)
       278,050                 AMBS, Series AS 1008 1 7.54%, 1/25/12
                                     (COST $279,651)                                                          284,827
                                                                                                    ------------------


                               CORPORATE BONDS & NOTES (26.5%)
       200,000                 AMBAC, Inc., 9.38%, 8/1/11                                                     238,074
       200,000                 American Home Products Corp., 7.25%, 3/1/23                                    197,448
       200,000                 Atlantic Richfield Co., 9.00%, 4/1/21                                          234,744
       200,000                 Consolidated Natural Gas Co., 6.69%, 12/1/08                                   194,460
       300,000                 Ford Motor Co., 9.50%, 9/15/11                                                 357,981
       185,000                 General Electric Capital Corp., 7.88%, 12/1/06                                 197,185
       150,000                 International Lease Finance Corp., 6.50%, 7/15/97                              150,053
       100,000                 Philip Morris Cos., Inc., 9.00%, 5/15/98                                       102,280
       200,000                 Swiss Bank Corp., 7.50%, 7/15/25                                               199,040
                                                                                                    ------------------

                               TOTAL CORPORATE BONDS & NOTES (COST $1,895,593)                              1,871,265
                                                                                                    ------------------


                               MORTGAGE BACKED SECURITIES (25.6%)
                               FEDERAL HOME LOAN MORTGAGE CORPORATION (10.8%)
       493,915                 Gold Pool C00492, 7.50%, 1/1/27                                                496,232
       276,499                 Gold Pool FGD70924, 6.50%,  5/1/26                                             265,525
                                                                                                    ------------------
                               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (COST $760,213)                   761,757
                                                                                                    ------------------

                               FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.7%)
       194,722                 Pool 73932, 6.84%, 1/1/07 (COST $191,891)                                      193,260
                                                                                                    ------------------

                               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (12.1%)
       242,629                 Pool 405481, 8.50%,  8/15/25                                                   252,791
       294,347                 Pool 421752, 8.00%, 7/15/26                                                    301,523
       298,863                 Pool 445071, 7.50%, 1/15/27                                                    300,077
                                                                                                    ------------------
                               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $844,200)                 854,391
                                                                                                    ------------------

                               TOTAL MORTGAGE BACKED SECURITIES (COST $1,796,304)                           1,809,408
                                                                                                    ------------------


                               RECEIVABLES BACKED SECURITIES (3.6%)
       250,000                 AmeriCredit Corp., Series B A3, 6.67%, 2/12/03
                                    (COST $249,946)                                                           250,508
                                                                                                    ------------------

See Notes to Financial Statements.     10

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)                    JUNE 30, 1997


 INTERMEDIATE BOND FUND (CONCLUDED)

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               U.S. TREASURY OBLIGATIONS (31.0%)
                               U.S. TREASURY NOTES (29.6%)
       100,000                 5.88%, 8/15/98                                                                $ 99,987
       400,000                 6.00%, 8/15/99                                                                 399,104
       100,000                 6.13%, 8/15/99                                                                 100,283
       300,000                 8.88%, 11/15/98                                                                311,277
       600,000                 6.25%, 3/31/99                                                                 602,178
       275,000                 6.38%, 3/31/01                                                                 275,462
       200,000                 6.25%, 1/31/02                                                                 198,968
       100,000                 6.63%, 3/31/02                                                                 100,895
                                                                                                    ------------------
                               TOTAL U.S. TREASURY NOTES (COST $2,080,096)                                  2,088,154
                                                                                                    ------------------

                               U.S. TREASURY BONDS (1.4%)
       100,000                 6.63%, 2/15/27 (COST $96,203)                                                   97,893
                                                                                                    ------------------

                               TOTAL U.S. TREASURY OBLIGATIONS (COST $2,173,299)                            2,186,047
                                                                                                    ------------------

                               SHORT-TERM HOLDINGS (2.4%)
       171,022                 Dreyfus Cash Management Fund
                                    (COST $171,022)                                                           171,022
                                                                                                    ------------------

                               TOTAL INVESTMENTS (100.0%) (COST $7,055,578)                               $ 7,060,955
                                                                                                    ==================

-------------------------------

 AMBAC          American Municipal Bond Assurance
 AMBS           Agriculture Mortgage Backed Securities
 FHLMC          Federal Home Loan Mortgage Corporation
 FNMA           Federal National Mortgage Association
 GNMA           Government National Mortgage Association






See Notes to Financial Statements.    11

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)                    JUNE 30, 1997

 INCOME EQUITY FUND

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               COMMON STOCK (95.2%)

                               BASIC MATERIALS (6.3%)
        10,790                 Du Pont (E.I.) De Nemours                                                    $ 678,305
         7,770                 Morton International, Inc.                                                     234,555
         3,190                 Pfizer, Inc.                                                                   381,205
                                                                                                    ------------------
                                                                                                            1,294,065
                                                                                                    ------------------

                               CAPITAL GOODS (9.0%)
        12,940                 AMP, Inc.                                                                      540,247
         6,930                 Emerson Electric Co.                                                           381,591
         7,230                 General Electric Co.                                                           472,668
         5,910                 Honeywell, Inc.                                                                448,423
                                                                                                    ------------------
                                                                                                            1,842,929
                                                                                                    ------------------

                               CONSUMER CYCLICAL (10.9%)
         5,955                 Dayton Hudson Corp.                                                            316,737
         9,490                 Deluxe Corp.                                                                   323,855
         5,155                 Eastman Kodak Co.                                                              395,648
         8,615                 J.C. Penney Co., Inc.                                                          449,601
        10,385                 May Department Stores Co.                                                      490,694
         4,600                 Sears, Roebuck and Co.                                                         247,254
                                                                                                    ------------------
                                                                                                            2,223,789
                                                                                                    ------------------

                               CONSUMER STAPLES (19.0%)
         5,310                 American Home Products  Corp.                                                  406,216
        11,300                 Fortune Brands, Inc.                                                           421,639
         6,350                 Johnson & Johnson                                                              408,789
         7,480                 McDonald's Corp.                                                               361,379
         3,800                 Merck & Co., Inc.                                                              393,300
        10,590                 PepsiCo, Inc.                                                                  397,787
        10,060                 Philip Morris Cos., Inc.                                                       446,417
         3,655                 Procter & Gamble Co.                                                           516,272
        12,585                 Sara Lee Corp.                                                                 523,853
                                                                                                    ------------------
                                                                                                            3,875,652
                                                                                                    ------------------

                               ENERGY (11.5%)
         6,250                 Atlantic Richfield Co.                                                         440,625
         5,445                 Chevron Corp.                                                                  402,595
         6,700                 Exxon Corp.                                                                    412,050
         4,360                 Mobil Corp.                                                                    304,656
         6,360                 Royal Dutch Petroleum Co., ADR                                                 345,826
         3,520                 Schlumberger, Ltd.                                                             440,000
                                                                                                    ------------------
                                                                                                            2,345,752
                                                                                                    ------------------

                               FINANCIAL (11.0%)
         5,360                 American Express Co.                                                           399,321
         8,660                 American General Corp.                                                         413,518
         4,710                 First Bank System, Inc.                                                        402,118




See Notes to Financial Statements.    12

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)                    JUNE 30, 1997


 INCOME EQUITY FUND (CONCLUDED)

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               FINANCIAL (CONTINUED)
         4,375                 J.P. Morgan & Co., Inc.                                                      $ 456,643
         6,220                 Transamerica Corp.                                                             581,962
                                                                                                    ------------------
                                                                                                            2,253,562
                                                                                                    ------------------

                               MISCELLANEOUS (8.2%)
         7,810                 Cognizant Corp.                                                                316,305
        21,940                 Dun & Bradstreet Corp.                                                         575,925
        10,770                 Gallaher Group Plc (a)                                                         198,580
         5,680                 Minnesota Mining & Manufacturing Co.                                           579,360
                                                                                                    ------------------
                                                                                                            1,670,170
                                                                                                    ------------------

                               TECHNOLOGY (3.0%)
        10,850                 Hewlett-Packard Co.                                                            607,600
                                                                                                    ------------------

                               TRANSPORTATION AND PROFESSIONAL SERVICES (1.8%)
         4,470                 United Technologies Corp.                                                      371,010
                                                                                                    ------------------

                               UTILITIES AND TELECOMMUNICATIONS (14.5%)
        13,325                 AT & T Corp.                                                                   467,209
         7,670                 Consolidated Natural Gas Co.                                                   412,746
         4,040                 FPL Group, Inc.                                                                186,092
        10,420                 GTE Corp.                                                                      457,186
         4,090                 Lucent Technologies, Inc.                                                      304,103
         9,320                 Pacific Gas & Electric Co.                                                     226,016
         8,050                 Public Service Enterprise Group, Inc.                                          201,250
         7,470                 Texas Utilities Co.                                                            257,245
        13,800                 Waste Management, Inc.                                                         443,327
                                                                                                    ------------------
                                                                                                            2,955,174
                                                                                                    ------------------

                               TOTAL COMMON STOCK (COST $17,002,487)                                       19,439,703
                                                                                                    ------------------

                               REPURCHASE AGREEMENTS (4.8%)
       980,468                 Lehman Brothers, Inc., 6.05%, 7/1/97, to be
                                    repurchased at $980,633, (Collateralized by Federal National
                                    Mortgage Association Discount Notes, 0.00%, 7/8/97 - 10/10/97,
                                    Par $56,415,000; Federal Home Loan Discount Notes, 0.00%,
                                    10/8/97 - 10/22/97, Par $48,000,000; Federal Farm Credit Bank,
                                    5.45%, 3/3/98, Par $20,180,000) (COST $980,468)                           980,468
                                                                                                    ------------------

                               TOTAL INVESTMENTS (100.0%) (COST $17,982,955)                             $ 20,420,171
                                                                                                    ==================

-------------------------------

 (a) Non income producing securities
 ADR - American Depositary Receipts





See Notes to Financial Statements.   13

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)                    JUNE 30, 1997


VALUGROWTH(SM) STOCK FUND

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               COMMON STOCK (94.1%)

                               BASIC MATERIALS (5.7%)
         5,200                 Du Pont (E.I.) De Nemours                                                    $ 326,950
         6,800                 Millipore Corp.                                                                299,200
         6,100                 Monsanto Co.                                                                   262,618
                                                                                                    ------------------
                                                                                                              888,768
                                                                                                    ------------------

                               CAPITAL GOODS (6.5%)
         4,500                 Emerson Electric Co.                                                           247,786
         4,000                 General Electric Co.                                                           261,500
         3,200                 Honeywell, Inc.                                                                242,804
         7,850                 Thermo Electron Corp.(a)                                                       269,846
                                                                                                    ------------------
                                                                                                            1,021,936
                                                                                                    ------------------

                               CONSUMER CYCLICAL (8.4%)
         6,000                 Black & Decker Corp.                                                           223,126
         4,000                 May Department Stores Co.                                                      189,000
         7,800                 Newell Co.                                                                     309,080
         5,500                 Sears, Roebuck and Co.                                                         295,625
         3,600                 Walt Disney Co.                                                                288,088
                                                                                                    ------------------
                                                                                                            1,304,919
                                                                                                    ------------------

                               CONSUMER STAPLES (21.0%)
         3,700                 American Home Products Corp.                                                   283,050
         5,400                 Baxter International, Inc.                                                     282,150
         3,400                 Coca-Cola Co.                                                                  229,500
         2,284                 Gillette Co.                                                                   216,410
         9,600                 Ikon Office Solutions, Inc.                                                    239,406
         4,600                 Johnson & Johnson                                                              296,126
         5,700                 Kimberly-Clark Corp.                                                           283,575
         3,600                 Medtronic, Inc.                                                                291,600
         3,200                 Merck & Co., Inc.                                                              330,917
         6,000                 PepsiCo, Inc.                                                                  225,376
         2,100                 Procter & Gamble Co.                                                           296,474
         7,300                 Vencor, Inc.(a)                                                                308,425
                                                                                                    ------------------
                                                                                                            3,283,009
                                                                                                    ------------------

                               ENERGY (6.7%)
         3,400                 Chevron Corp.                                                                  251,392
         3,000                 Mobil Corp.                                                                    209,625
         5,400                 Royal Dutch Petroleum Co., ADR                                                 293,488
         2,300                 Schlumberger, Ltd.                                                             287,723
                                                                                                    ------------------
                                                                                                            1,042,228
                                                                                                    ------------------



See Notes to Financial Statements.    14

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)                    JUNE 30, 1997

VALUGROWTH(SM) STOCK FUND (CONTINUED)

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               FINANCIAL (17.7%)
         1,900                 American International Group, Inc.                                           $ 283,814
         4,400                 BankAmerica Corp.                                                              284,077
         8,700                 Beacon Properties Corp.                                                        290,362
         4,300                 Chubb Corp.                                                                    287,564
         2,300                 Citicorp                                                                       277,294
         3,000                 First Union Corp.                                                              277,500
         6,500                 FNMA                                                                           283,564
         3,750                 Franklin Resources, Inc.                                                       272,109
         6,100                 State Street Corp.                                                             282,125
         4,550                 SunAmerica, Inc.                                                               221,813
                                                                                                    ------------------
                                                                                                            2,760,222
                                                                                                    ------------------

                               MISCELLANEOUS (1.0%)
         7,700                 Gentex Corp.(a)                                                                152,075
                                                                                                    ------------------

                               TECHNOLOGY (15.4%)
        10,600                 American Power Conversion Corp.(a)                                             201,400
         5,900                 Cabletron Systems, Inc.(a)                                                     167,045
         3,450                 Cisco Systems, Inc.(a)                                                         231,583
         4,900                 EMC Corp.(a)                                                                   191,100
         6,600                 First Data Corp.                                                               289,993
         3,000                 Intel Corp.                                                                    425,439
         2,200                 Microsoft Corp.(a)                                                             279,607
         4,500                 Philips Electronics N.V.                                                       323,438
         3,900                 Xerox Corp.                                                                    307,617
                                                                                                    ------------------
                                                                                                            2,417,222
                                                                                                    ------------------

                               TRANSPORTATION AND PROFESSIONAL SERVICES (3.6%)
         4,600                 Fluor Corp.                                                                    253,863
         8,100                 USA Waste Services, Inc.(a)                                                    312,865
                                                                                                    ------------------
                                                                                                              566,728
                                                                                                    ------------------

                               UTILITIES AND TELECOMMUNICATIONS (8.1%)
         5,000                 Consolidated Natural Gas Co.                                                   269,065
         5,980                 GTE Corp.                                                                      262,374
         3,600                 SBC Communications, Inc.                                                       222,751
         6,700                 Telfonakriebolaget LM Ericsson, Series B ADR                                   263,815
         7,100                 Texas Utilities Co.                                                            244,507
                                                                                                    ------------------
                                                                                                            1,262,512
                                                                                                    ------------------

                               TOTAL COMMON STOCK (COST $11,296,412)                                       14,699,619
                                                                                                    ------------------




See Notes to Financial Statements.   15

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)                    JUNE 30, 1997

VALUGROWTH(SM) STOCK FUND (CONCLUDED)

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               SHORT-TERM HOLDINGS (5.9%)
       458,457                 Dreyfus Cash Management fund                                                 $ 458,457
       464,498                 Provident Institutional Funds                                                  464,498
                                                                                                    ------------------
                               TOTAL SHORT-TERM HOLDINGS (COST $922,955)                                      922,955
                                                                                                    ------------------

                               TOTAL INVESTMENTS (100.0%) (COST $12,219,367)                             $ 15,622,574
                                                                                                    ==================

-------------------------------

 (a) Non income producing security
 ADR - American Depositary Receipts














See Notes to Financial Statements.   16

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)                    JUNE 30, 1997


SMALL COMPANY STOCK FUND

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               COMMON STOCK (93.3%)

                               CAPITAL GOODS (17.1%)
         2,775                 Altron, Inc.(a)                                                               $ 41,625
         6,100                 OEA, Inc.                                                                      240,783
         2,775                 Plexus Corp.(a)                                                                153,106
         4,825                 RMI Titanium Co.(a)                                                            131,196
         6,000                 Speedfam International, Inc.(a)                                                215,252
         6,100                 STB Systems, Inc.(a)                                                           199,741
         5,200                 Titanium Metals Corp.(a)                                                       164,039
         2,675                 Veeco Instruments, Inc.(a)                                                     103,489
         4,700                 Vitesse Semiconductor Corp.(a)                                                 153,632
                                                                                                    ------------------
                                                                                                            1,402,863
                                                                                                    ------------------

                               CONSUMER CYCLICAL (6.8%)
         6,025                 ACNielson Corp.(a)                                                             118,241
         3,650                 Hirsch International Corp.(a)                                                   81,213
         5,400                 Inacom Corp.(a)                                                                168,002
         1,500                 Keystone Automotive Industries, Inc.(a)                                         25,500
         5,200                 Racing Champions Corp.(a)                                                       80,502
         3,300                 Service Experts, Inc.(a)                                                        80,850
                                                                                                    ------------------
                                                                                                              554,308
                                                                                                    ------------------

                               CONSUMER STAPLES (13.4%)
         3,100                 Arrow International, Inc.                                                       90,655
         5,875                 Canadaigua Wine Co., Inc.(a)                                                   199,750
         8,225                 FPA Medical Management, Inc.(a)                                                194,829
         7,775                 HCIA, Inc.(a)                                                                  259,258
         2,125                 Lifecore Biomedical, Inc.(a)                                                    29,219
         2,450                 OM Group, Inc.                                                                  81,156
         3,200                 Spine-Tech, Inc.(a)                                                            118,802
         5,125                 VISX, Inc.(a)                                                                  121,337
                                                                                                    ------------------
                                                                                                            1,095,006
                                                                                                    ------------------

                               ENERGY (14.9%)
        32,650                 Abacan Resource Corp.(a)                                                       104,073
         2,375                 Atwood Oceanics, Inc.(a)                                                       159,038
         4,475                 Cabot Oil and Gas Corp.                                                         78,873
         3,225                 Devon Energy Corp.                                                             118,519
         8,075                 FX Energy Corp.(a)                                                              65,710
         3,750                 KCS Energy, Inc.                                                                76,408
        10,450                 Marine Drilling Co., Inc.(a)                                                   204,820
         2,900                 Nuevo Energy Co.(a)                                                            118,900
         3,450                 Ocean Energy, Inc.(a)                                                          159,500
         4,475                 Vintage Petroleum, Inc.                                                        137,606
                                                                                                    ------------------
                                                                                                            1,223,447
                                                                                                    ------------------

                               FINANCIAL (13.8%)
         1,700                 Coast Savings Financial(a)                                                      77,246
         4,825                 Commonwealth Bankcorp, Inc.                                                     79,010



See Notes to Financial Statements.    17

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONTINUED)                    JUNE 30, 1997

SMALL COMPANY STOCK FUND (CONTINUED)

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               FINANCIAL (CONTINUED)
         4,175                 Haven Bancorp, Inc.                                                          $ 156,564
         4,025                 HealthCare Financial Partners, Inc.(a)                                          82,010
         9,775                 Imperial Credit Industries, Inc.(a)                                            200,999
         6,400                 Medallion Financial Corp.                                                      122,402
         4,500                 Peoples Bancorp, Inc.                                                           86,064
         6,450                 Peoples Bank                                                                   166,933
         1,425                 Redwood Trust, Inc.                                                             66,619
         5,275                 Southern Pacific Funding Corp.(a)                                               87,698
                                                                                                    ------------------
                                                                                                            1,125,545
                                                                                                    ------------------

                               NON-DURABLE GOODS (1.0%)
         3,850                 United Natural Foods, Inc.(a)                                                   80,875
                                                                                                    ------------------

                               TECHNOLOGY (22.9%)
        10,500                 Accelr8 Technology Corp.(a)                                                    156,189
         1,650                 Arterial Vascular Engineering, Inc.(a)                                          53,110
         3,975                 Bell & Howell Co.(a)                                                           122,480
        12,150                 Cellular Technical Services Co.(a)                                             111,256
         2,375                 CFM Technologies, Inc.(a)                                                       77,782
         4,850                 Ciber, Inc.(a)                                                                 165,810
         2,300                 Computer Horizons Corp.(a)                                                      78,364
         3,450                 Computer Task Group, Inc.                                                      128,513
         4,120                 ETEC Systems, Inc.(a)                                                          176,645
         3,575                 IKOS Systems, Inc.(a)                                                           76,567
         1,800                 Keane, Inc.                                                                     93,622
         3,925                 Metro Information Services, Inc.(a)                                             77,521
           825                 Powerwave Technologies, Inc.                                                    18,150
         5,600                 SEEC, Inc.(a)                                                                  107,035
         7,675                 Tetra Technologies, Inc.(a)                                                    189,807
         8,000                 Zygo Corp.(a)                                                                  246,002
                                                                                                    ------------------
                                                                                                            1,878,853
                                                                                                    ------------------

                               TRANSPORTATION AND PROFESSIONAL SERVICES (1.0%)
         5,100                 Covenant Transportation, Inc.(a)                                                83,514
                                                                                                    ------------------

                               UTILITIES AND TELECOMMUNICATIONS (2.4%)
         6,337                 CellStar Corp.(a)                                                              194,086
                                                                                                    ------------------

                               TOTAL COMMON STOCK (COST $6,722,881)                                         7,638,497
                                                                                                    ------------------









See Notes to Financial Statements.   18

NORWEST SELECT FUNDS
SCHEDULES OF INVESTMENTS (UNAUDITED)(CONCLUDED)                    JUNE 30, 1997

SMALL COMPANY STOCK FUND (CONCLUDED)

  Face/Share
    Amount                                                                                                Value
---------------                                                                                     ------------------
                               SHORT-TERM HOLDINGS (6.7%)
       199,961                 Dreyfus Cash Management Fund                                                 $ 199,961
        80,509                 Federated U.S. Government Fund                                                  80,509
       139,669                 Fidelity Money Market Fund                                                     139,669
       130,921                 Provident Institutional Fund, Fed Funds                                        130,921
                                                                                                    ------------------
                               TOTAL SHORT-TERM HOLDINGS (COST $551,060)                                      551,060
                                                                                                    ------------------

                               TOTAL INVESTMENTS (100.0%) (COST $7,273,941)                               $ 8,189,557
                                                                                                    ==================

-------------------------------

 (a) Non income producing securities















See Notes to Financial Statements.   19

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